Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Balances Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (868)
Other comprehensive income before reclassifications	5,782
Amounts reclassified from accumulated other comprehensive income	(2,291)
Net current period other comprehensive income	3,491	$ 6,342	$ 10,214
Ending Balance	2,623	(868)
Unrealized Gains (losses) on marketable securities [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,668)
Other comprehensive income before reclassifications	2,201
Amounts reclassified from accumulated other comprehensive income	(58)
Net current period other comprehensive income	2,143
Ending Balance	475	(1,668)
Unrealized Gains (losses) on cash flow hedges [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Other comprehensive income before reclassifications	3,581
Amounts reclassified from accumulated other comprehensive income	(2,233)
Net current period other comprehensive income	1,348
Ending Balance	1,348
Foreign currency translation adjustment [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Beginning balance	800
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income
Ending Balance	$ 800	$ 800